CONVERTIBLE DEBENTURE (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 CAD ($)
CONVERTIBLE DEBENTURE
Change in fair value	$ 164
Balance at end of period	22,775
Convertible debenture
CONVERTIBLE DEBENTURE
Recognition of liability	22,611
Change in fair value	164
Balance at end of period	$ 22,775